Fair Value Measurements - Fair Value of Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities:
Redeemable preferred units		$ 18,984
Fair Value, Inputs, Level 2 [Member]
Accrued expenses and other current liabilities:
Interest rate swap liability		13	60
Fair Value, Inputs, Level 3 [Member]
Accrued expenses and other current liabilities:
Redeemable preferred units			$ 18,984